SUBSEQUENT EVENTS (Details Narrative) - USD ($)								6 Months Ended		12 Months Ended
	Jun. 30, 2024	May 09, 2024	Apr. 16, 2024	Mar. 05, 2024	Mar. 01, 2024	Jan. 10, 2024	Jan. 09, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 17, 2024	Feb. 09, 2024
Aspire Biopharma Inc [Member]
Subsequent Event [Line Items]
Sponsor contribution								$ 257,484			$ 979,850
Number of shares issued, value								$ 257,645				$ 79,500
Loan And Transfer Agreement [Member]
Subsequent Event [Line Items]
Loan costs						$ 150,000
Payments for loans	$ 200,000	$ 500,000				150,000
Subsequent Event [Member] | Aspire Biopharma Inc [Member] | Series A Convertiable Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			35,702		386,355
Number of shares issued, value			$ 28,561		$ 229,084
Subsequent Event [Member] | Aspire Biopharma Inc [Member] | CTM Advisory Limited [Member]
Subsequent Event [Line Items]
Advisory fee compensation, percentage														6.00%
Subsequent Event [Member] | Nine Parties [Member] | Aspire Biopharma Inc [Member]
Subsequent Event [Line Items]
Issuance of warrants													44,000,000
Exercise price of warrants													$ 0.40
Subsequent Event [Member] | Loan And Transfer Agreement [Member]
Subsequent Event [Line Items]
Loan costs						150,000	$ 50,000
Payments for loans						$ 150,000	$ 50,000
Subsequent Event [Member] | Subscription Arrangement [Member]
Subsequent Event [Line Items]
Sponsor contribution				$ 1,000.00